Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 521,000.00
Previously Paid Amount	0.00
Total Fee Amount	71.95
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 71.95
Narrative - Max Aggregate Offering Price	$ 521,000.00
Final Prospectus	true